Consolidated Statement of Changes In Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares [member]	American depositary shares (ADS) [member]		Issued capital [member]		Share premium [member]	Treasury shares [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Total
Beginning balance (in shares) at Dec. 31, 2021	230,291,732	115,145,866
Beginning balance at Dec. 31, 2021				$ 24	[1]	$ 824,832	$ (60,453)	$ 249,155	$ (520)	$ 1,013,039
Statement Line Items [Line Items]
Net income (loss)				0	[1]	0	0	(15,271)	0	(15,271)
Other comprehensive income (loss)				0	[1]	0	0	0	(2,133)	(2,133)
Share-based remuneration				0	[1]	0	0	3,487	0	3,487
Issuance of shares upon exercise of RSUs and options (in shares)	1,597,500	798,750
Acquisition of treasury shares (in shares)	(3,649,220)	(1,824,610)
Acquisition of treasury shares				(6)	[1]	0	(9,862)	0	0	(9,868)
Ending balance (in shares) at Jun. 30, 2022	228,240,012	114,120,006
Ending balance at Jun. 30, 2022				18	[1]	824,832	(70,315)	237,371	(2,653)	989,254
Beginning balance (in shares) at Dec. 31, 2022	178,430,242	89,215,121	[1]
Beginning balance at Dec. 31, 2022				18		824,832	(206,514)	273,262	(3,385)	888,213
Statement Line Items [Line Items]
Net income (loss)				0		0	0	32,192	0	32,192
Other comprehensive income (loss)				0		0	0	0	(1,167)	(1,167)
Share-based remuneration				0		0	0	11,901	0	11,901
Issuance of shares upon exercise of RSUs and options (in shares)	2,137,018	1,068,509
Acquisition of treasury shares (in shares)	(740,324)	(370,162)	[1]
Acquisition of treasury shares				0		0	(2,464)	0	0	(2,464)
Issuance of shares upon exercise of RSUs and options				0		0	394	0	0	394
Dividends				0		0	0	(107,222)	0	(107,222)
Ending balance (in shares) at Jun. 30, 2023	179,826,936	89,913,468	[1]
Ending balance at Jun. 30, 2023				$ 18		$ 824,832	$ (208,584)	$ 210,134	$ (4,553)	$ 821,847

[1]	Opera Limited has American depositary shares listed on the Nasdaq Global Select Market, each representing two ordinary shares in the company.